    As filed with the Securities and Exchange Commission on January 8, 1999
                        File Nos. 333-59185 and 811-08873


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                         Pre-Effective Amendment No. | |
                       Post-Effective Amendment No. 1 |X|

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|
                               Amendment No. 2 |X|

                   AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
               (Exact Name of Registrant as Specified in Charter)


        2000 N. CLASSEN BOULEVARD
      OKLAHOMA CITY, OKLAHOMA 73106
(Address of Principal Executive Offices)       Registrant's Telephone Number:  (405) 523-2000

          Stephen P. Garrett                                      Copy to:
         Senior Vice President
      Law and Government Affairs                           Connie S. Stamets, Esq.
  American Fidelity Assurance Company                           McAfee & Taft
       2000 N. Classen Boulevard                         A Professional Corporation
     Oklahoma City, Oklahoma 73106                    10th Floor, Two Leadership Square
(Name and Address of Agent for Service)                 Oklahoma City, Oklahoma 73102


Approximate Date of Proposed Public Offering:        As soon as practicable after effectiveness of
                                                     the Registration Statement


It is proposed that this filing will become effective (check appropriate box)

         |X|  immediately upon filing pursuant to paragraph (b)

         | |  on (date) pursuant to paragraph (b)

         | |  60 days after filing pursuant to paragraph (a)(1)

         | |  on (date) pursuant to paragraph (a)(1)

         | |  75 days after filing pursuant to paragraph (a)(2)

         | |  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

         | | this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  common stock, par value $0.001

                   AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
                       Registration Statement on Form N-1A

                              CROSS REFERENCE SHEET
                              Pursuant to Rule 495



N-1A
Item No.                            Item                        Caption
--------                            ----                        -------


PART A        INFORMATION REQUIRED IN PROSPECTUS

1        Cover Page . . . . . . . . . . . . . . . . . . . .     Cover Page
2        Synopsis . . . . . . . . . . . . . . . . . . . . .     Not Applicable
3        Condensed Financial Information. . . . . . . . . .     Financial Highlights
4        General Description of Registrant. . . . . . . . .     Description of the Fund; Other Information
5        Management of the Fund . . . . . . . . . . . . . .     Management
5A       Management's Discussion of Fund Performance. . . .     Not Applicable
6        Capital Stock and Other Securities . . . . . . . .     Dividends, Distributions and Taxes; Other
                                                                Information
7        Purchase of Securities Being Offered . . . . . . .     Offering, Purchase and Redemption of
                                                                Shares
8        Redemption or Repurchase . . . . . . . . . . . . .     Offering, Purchase and Redemption of Shares
9        Pending Legal Proceedings. . . . . . . . . . . . .     Not Applicable


PART B             INFORMATION REQUIRED IN A
              STATEMENT OF ADDITIONAL INFORMATION

10       Cover Page . . . . . . . . . . . . . . . . . . . .     Cover Page
11       Table of Contents. . . . . . . . . . . . . . . . .     Table of Contents
12       General Information and History. . . . . . . . . .     Introduction; Capital Stock
13       Investment Objectives and Policies . . . . . . . .     Investment Objectives and Policies; Portfolio
                                                                Transactions
14       Management of the Fund . . . . . . . . . . . . . .     Management
15       Control Persons and Principal
         Holders of Securities. . . . . . . . . . . . . . .     Management
16       Investment Advisory and Other Services . . . . . .     Investment Advisory and Other Services;
                                                                Custodian, Independent Accountants and
                                                                Counsel
17       Brokerage Allocation and Other
         Practices. . . . . . . . . . . . . . . . . . . . .     Portfolio Transactions
18       Capital Stock and Other Securities . . . . . . . .     Capital Stock
19       Purchase, Redemption and Pricing
         of Securities Being Offered. . . . . . . . . . . .     Capital Stock
20       Tax Status . . . . . . . . . . . . . . . . . . . .     Federal Tax Matters
21       Underwriters . . . . . . . . . . . . . . . . . . .     Not Applicable
22       Calculation of Performance Data. . . . . . . . . .     Calculation of Performance Data
23       Financial Statements . . . . . . . . . . . . . . .     Financial Statements



         Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

The Prospectus and Statement of Additional Information for American Fidelity Dual Strategy Fund, Inc., included as part of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-59185), filed with the Securities and Exchange Commission on October 16, 1998 pursuant to the Securities Act of 1933, are hereby incorporated by reference as if set forth fully herein. The attached financial statements of American Fidelity Variable Annuity Fund A and the notes thereto will be added to the Statement of Additional Information.

                          INDEPENDENT AUDITORS' REPORT

Board of Managers and Contract Owners
American Fidelity Variable Annuity Fund A:

     We have audited the accompanying statements of assets and liabilities of American Fidelity Variable Annuity Fund A (the Fund) as of December 31, 1997 and 1996, and the related statements of operations and changes in net assets for the years then ended, the financial highlights for each of the years in the five-year period ended December 31, 1997, and the Schedule of Portfolio Investments as of December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 and 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Fidelity Variable Annuity Fund A as of December 31, 1997 and 1996, the results of its operations and changes in its net assets for the years then ended, and the financial highlights for each of the years in the five-year period ended December 31, 1997, in conformity with generally accepted accounting principles.

Oklahoma City, Oklahoma
January 16, 1998

                                                       KPMG LLP

                   AMERICAN FIDELITY VARIABLE ANNUITY FUND A

                      STATEMENTS OF ASSETS AND LIABILITIES
                           DECEMBER 31, 1997 AND 1996

                                     ASSETS

                                                                  1997           1996
                                                              ------------    -----------
Investments, at market value (cost $85,275,367 and
  $66,094,445 in 1997 and 1996, respectively)...............  $136,542,104    $98,234,687
Cash........................................................       327,520        469,711
Accrued interest and dividends..............................       220,927        191,430
                                                              ------------    -----------
          Total assets......................................   137,090,551     98,895,828

                                  LIABILITIES

Payable to broker...........................................            --         66,429
                                                              ------------    -----------
          Total liabilities.................................            --         66,429
                                                              ------------    -----------
Net assets..................................................  $137,090,551    $98,829,399
                                                              ============    ===========
Accumulation units outstanding..............................     7,043,575      6,443,056
                                                              ============    ===========
Net asset value per unit....................................  $    19.4632    $   15.3389
                                                              ============    ===========

                See accompanying notes to financial statements.

                   AMERICAN FIDELITY VARIABLE ANNUITY FUND A

                            STATEMENTS OF OPERATIONS
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                  1997           1996
                                                               -----------    ----------
Investment income:
  Income:
     Dividends..............................................   $ 1,954,633     1,538,540
     Interest...............................................       271,265       201,294
                                                               -----------    ----------
                                                                 2,225,898     1,739,834
                                                               -----------    ----------
  Expenses:
     Mortality and expense guaranty fees (note 3)...........     1,148,308       809,048
     Investment management fees (note 3)....................       598,077       353,001
                                                               -----------    ----------
                                                                 1,746,385     1,162,049
                                                               -----------    ----------
          Net investment income.............................       479,513       577,785
                                                               -----------    ----------
Realized gains on investments:
  Proceeds from sales.......................................    31,160,087    31,697,825
  Cost of securities sold...................................    23,009,137    27,483,951
                                                               -----------    ----------
          Net realized gains................................     8,150,950     4,213,874
                                                               -----------    ----------
Unrealized appreciation on investments:
  End of year...............................................    51,266,737    32,140,242
  Beginning of year.........................................    32,140,242    17,459,492
                                                               -----------    ----------
          Increase in unrealized appreciation...............    19,126,495    14,680,750
                                                               -----------    ----------
          Net increase in net assets resulting from
             operations.....................................   $27,756,958    19,472,409
                                                               ===========    ==========

                See accompanying notes to financial statements.

                   AMERICAN FIDELITY VARIABLE ANNUITY FUND A

                      STATEMENTS OF CHANGES IN NET ASSETS
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                   1997           1996
                                                               ------------    ----------
Increase in net assets from operations:
  Net investment income.....................................   $    479,513       577,785
  Net realized gains on investments.........................      8,150,950     4,213,874
  Increase in unrealized appreciation on investments........     19,126,495    14,680,750
                                                               ------------    ----------
          Net increase in net assets resulting from
            operations......................................     27,756,958    19,472,409
                                                               ------------    ----------
Changes from principal transactions:
  Net purchase payments received (note 3)...................     21,031,010    15,914,163
  Withdrawal of funds.......................................    (10,526,816)   (9,709,707)
                                                               ------------    ----------
          Increase in net assets derived from principal
            transactions....................................     10,504,194     6,204,456
                                                               ------------    ----------
          Increase in net assets............................     38,261,152    25,676,865
Net assets:
  Beginning of year.........................................     98,829,399    73,152,534
                                                               ------------    ----------
  End of year...............................................   $137,090,551    98,829,399
                                                               ============    ==========
Accumulation units:
  Outstanding, beginning of year............................      6,443,056     5,996,795
     Increase for payments received.........................      1,190,147     1,159,575
     Decrease for withdrawal of funds.......................       (589,628)     (713,314)
                                                               ------------    ----------
  Outstanding, end of year..................................      7,043,575     6,443,056
                                                               ============    ==========

                See accompanying notes to financial statements.

                   AMERICAN FIDELITY VARIABLE ANNUITY FUND A

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1997

                                                                             MARKET VALUE
                                                                      --------------------------
                                                        SHARES OR                     PERCENTAGE
                                                        PRINCIPAL                       OF NET
                                                          AMOUNT         AMOUNT         ASSETS
                                                        ----------    ------------    ----------
Common stocks:
  Chemicals and Allied Products:
     Avery-Dennison Corporation.......................      84,400    $  3,776,900
     Pfizer, Inc......................................      43,800       3,265,816
     Johnson & Johnson................................      44,000       2,898,500
     Novartis AG-ADR**................................      23,000       1,863,000
     Proctor & Gamble Company.........................      22,600       1,803,751
     Merck & Company, Inc.............................      11,700       1,243,125
     American Home Products Corporation...............      16,000       1,224,000
     Abbott Laboratories..............................      16,800       1,101,442
     Eli Lilly and Company............................      12,800         891,200
     DuPont...........................................      14,400         864,893
                                                                      ------------
                                                                        18,932,627       13.81%
                                                                      ------------
  Business Services:
     Interpublic Group of Companies...................      66,450       3,310,007
     Cisco Systems, Inc.*.............................      59,250       3,303,188
     Automatic Data Processing........................      34,000       2,086,750
     Computer Associates..............................      25,800       1,364,175
     Reuters Holdings PLC ADR**.......................      13,000         861,250
     Microsoft Corporation*...........................       5,500         710,875
                                                                      ------------
                                                                        11,636,245        8.49%
                                                                      ------------
  Depository Institutions:
     Citicorp.........................................      16,500       2,086,210
     MBNA.............................................      67,500       1,843,560
     BankAmerica Corporation..........................      20,000       1,460,000
     CoreStates Financial Corporation.................      18,200       1,457,128
     Nationsbank Corporation..........................      19,400       1,179,753
     J.P. Morgan & Company............................      10,000       1,128,750
     Wachovia Corporation.............................      13,500       1,095,188
     Regions Financial Corporation....................      17,600         742,491
                                                                      ------------
                                                                        10,993,080        8.02%
                                                                      ------------
  Insurance Carriers:
     American International Group.....................      39,150       4,257,562
     AFLAC, Inc.......................................      59,775       3,055,997
     Allstate Corporation.............................      21,000       1,908,375
                                                                      ------------
                                                                         9,221,934        6.73%
                                                                      ------------

                See accompanying notes to financial statements.

                   AMERICAN FIDELITY VARIABLE ANNUITY FUND A

                                                                             MARKET VALUE
                                                                      --------------------------
                                                        SHARES OR                     PERCENTAGE
                                                        PRINCIPAL                       OF NET
                                                          AMOUNT         AMOUNT         ASSETS
                                                        ----------    ------------    ----------
  Petroleum and Coal Products:
     Royal Dutch Petroleum............................      61,200    $  3,316,244
     Texaco, Inc......................................      55,200       3,001,500
     Exxon Corporation................................      36,000       2,202,732
                                                                      ------------
                                                                         8,520,476        6.22%
                                                                      ------------
  Electronic and Other Electric Equipment:
     General Electric Company.........................      72,500       5,319,687
     Intel Corporation................................      41,600       2,922,400
                                                                      ------------
                                                                         8,242,087        6.01%
                                                                      ------------
  Food and Kindred Products:
     The Coca-Cola Company............................      49,200       3,277,950
     Sara Lee Corporation.............................      44,000       2,477,728
     Ralston Purina...................................      23,900       2,221,194
                                                                      ------------
                                                                         7,976,872        5.82%
                                                                      ------------
  Holding and Other Investment Offices:
     Wells Fargo & Company............................       7,100       2,410,003
     First Industrial Realty Trust....................      28,000       1,011,500
     Mack-Cali Realty Corporation.....................      20,400         836,400
     Meditrust........................................      18,744         686,499
     Felcor Suite Hotels, Inc.........................      17,300         614,150
     Federal Realty Investment Trust..................      22,300         574,225
                                                                      ------------
                                                                         6,132,777        4.47%
                                                                      ------------
  Industrial Machinery and Equipment:
     Hewlett-Packard Company..........................      36,600       2,287,500
     International Business Machines Corporation......      14,000       1,463,868
     Baker Hughes, Inc................................      32,200       1,404,725
     United Technologies..............................      10,000         728,120
                                                                      ------------
                                                                         5,884,213        4.29%
                                                                      ------------
  Communications:
     Bell Atlantic Corporation........................      16,896       1,537,536
     SBC Communications, Inc..........................      18,800       1,377,100
     Ameritech........................................      16,700       1,344,350
     Bellsouth Corporation............................      15,000         844,680
                                                                      ------------
                                                                         5,103,666        3.72%
                                                                      ------------
  Electric, Gas and Sanitary Services:
     GTE..............................................      34,800       1,818,300
     Teco Energy, Inc.................................      37,500       1,054,688
     Duke Energy Company..............................      16,000         886,000
     Texas Utilities..................................      19,500         810,459
                                                                      ------------
                                                                         4,569,447        3.33%
                                                                      ------------


                See accompanying notes to financial statements.

                   AMERICAN FIDELITY VARIABLE ANNUITY FUND A

                                                                             MARKET VALUE
                                                                      --------------------------
                                                        SHARES OR                     PERCENTAGE
                                                        PRINCIPAL                       OF NET
                                                          AMOUNT         AMOUNT         ASSETS
                                                        ----------    ------------    ----------
  Oil & Gas Extraction:
     Diamond Offshore*................................      47,400    $  2,281,125
     Schlumbereger, LTD...............................      26,000       2,093,000
                                                                      ------------
                                                                         4,374,125        3.19%
                                                                      ------------
  Food Stores:
     Safeway, Inc.*...................................      68,600       4,338,950
                                                                      ------------
                                                                         4,338,950        3.16%
                                                                      ------------
  Personal Services:
     Loewen Group, Inc.**.............................      71,000       1,832,652
     H & R Block......................................      34,300       1,537,052
                                                                      ------------
                                                                         3,369,704        2.46%
                                                                      ------------
  Railroad Transportation:
     Burlington Northern/Santa Fe.....................      31,000       2,881,047
                                                                      ------------
                                                                         2,881,047        2.10%
                                                                      ------------
  Miscellaneous Retail:
     Costco, Inc. *...................................      57,700       2,574,862
                                                                      ------------
                                                                         2,574,862        1.88%
                                                                      ------------
  Transportation Equipment:
     Allied Signal, Inc...............................      30,000       1,168,110
     Chrysler Corporation.............................      24,000         844,488
                                                                      ------------
                                                                         2,012,598        1.47%
                                                                      ------------
  Non-Depository Institutions:
     Federal National Mortgage Association............      34,400       1,962,933
                                                                      ------------
                                                                         1,962,933        1.43%
                                                                      ------------
  Motion Pictures:
     Disney (Walt) Company............................      19,200       1,901,990
                                                                      ------------
                                                                         1,901,990        1.39%
                                                                      ------------
  Radio, TV and Computer Stores:
     Circuit City Stores..............................      53,000       1,884,786
                                                                      ------------
                                                                         1,884,786        1.37%
                                                                      ------------
  Miscellaneous Manufacturing Industries:
     Tiffany & Company................................      47,200       1,702,126
                                                                      ------------
                                                                         1,702,126        1.24%
                                                                      ------------
  Hotels and Other Lodging Places:
     Mirage Resorts, Inc. *...........................      61,800       1,405,950
                                                                      ------------
                                                                         1,405,950        1.03%
                                                                      ------------
  Fabricated Metal Products:
     The Gillette Company.............................      13,800       1,386,031
                                                                      ------------
                                                                         1,386,031        1.01%
                                                                      ------------


                See accompanying notes to financial statements.

                   AMERICAN FIDELITY VARIABLE ANNUITY FUND A

                                                                             MARKET VALUE
                                                                      --------------------------
                                                        SHARES OR                     PERCENTAGE
                                                        PRINCIPAL                       OF NET
                                                          AMOUNT         AMOUNT         ASSETS
                                                        ----------    ------------    ----------
  Primary Metal Industries:
     Englehard Corporation............................      58,000    $  1,007,750
                                                                      ------------
                                                                         1,007,750        0.73%
                                                                      ------------
  Health Services:
     Phycor, Inc......................................      19,000         513,000
     MedPartners, Inc.*...............................      21,000         469,875
                                                                      ------------
                                                                           982,875        0.72%
                                                                      ------------
  Eating and Drinking Places:
     McDonald's Corporation...........................      16,000         764,000
                                                                      ------------
                                                                           764,000        0.56%
                                                                      ------------
  General Merchandise:
     Wal-Mart Corporation.............................      16,200         638,879
                                                                      ------------
                                                                           638,879        0.47%
                                                                      ------------
  Building Materials and Gardening Supplies:
     Home Depot, Inc..................................      10,500         618,188
                                                                      ------------
                                                                           618,188        0.45%
                                                                      ------------
  Paper & Allied Products:
     Kimberly Clark Corporation.......................       3,300         162,730
                                                                      ------------
                                                                           162,730        0.12%
                                                                      ------------      ------
          Total common stocks (cost $79,916,211)......                 131,182,948       95.69%
                                                                      ------------      ------
Short-term investments:
  Associates Corporation of North America Master Note
     Fltg (5.57% at December 31, 1997)................  $4,395,744       4,395,744
  U.S. Treasury Bill (5.2% maturing December 10,
     1998)............................................  $  500,000         475,083
  U.S. Treasury Bill (5.2% maturing June 11, 1998)....  $  500,000         488,329
                                                                      ------------
          Total short-term investments................                   5,359,156        3.91%
                                                                      ------------      ------
          Total investments (cost $85,275,367)........                 136,542,104       99.60%
          Other assets and liabilities, net...........                     548,447        0.40%
                                                                      ------------      ------
          Total net assets............................                $137,090,551      100.00%
                                                                      ============      ======

---------------

*  Presently not producing dividend income

** Foreign investments

                See accompanying notes to financial statements.

                   AMERICAN FIDELITY VARIABLE ANNUITY FUND A

                              FINANCIAL HIGHLIGHTS

                                          PER ACCUMULATION UNIT INCOME AND CAPITAL CHANGES
                                   --------------------------------------------------------------
                                                      YEARS ENDED DECEMBER 31,
                                   --------------------------------------------------------------
                                      1997         1996         1995         1994         1993
                                   ----------   ----------   ----------   ----------   ----------
Investment income and expenses:
  Investment income..............  $    .3284   $    .2817   $    .2163   $    .2105   $    .2113
  Operating expenses.............       .2576        .1882        .1364        .1193        .1180
                                   ----------   ----------   ----------   ----------   ----------
          Net investment
            income...............       .0708        .0935        .0799        .0912        .0933
Capital changes:
  Net realized and unrealized
     gains (losses) from
     securities..................      4.0535       3.0468       3.0251       (.7066)       .5074
                                   ----------   ----------   ----------   ----------   ----------
  Net increase (decrease) in
     accumulation unit value.....      4.1243       3.1403       3.1050       (.6154)       .6007
  Accumulation unit value,
     beginning of period.........     15.3389      12.1986       9.0936       9.7090       9.1083
                                   ----------   ----------   ----------   ----------   ----------
          Accumulation unit
            value,
            end of period........  $  19.4632   $  15.3389   $  12.1986   $   9.0936   $   9.7090
                                   ==========   ==========   ==========   ==========   ==========
Number of accumulation units
  outstanding, end of period.....   7,043,575    6,443,056    5,996,795    5,615,645    5,113,999
                                   ==========   ==========   ==========   ==========   ==========
Ratios:
  Ratio of expenses to average
     net assets..................      1.4603%      1.3777%      1.2880%      1.2826%      1.2783%
  Ratio of net investment income
     to average net assets.......       .4042%       .6850%       .7542%       .9797%      1.0110%
  Portfolio turnover rate........        26.6%        36.9%        66.1%        43.5%        51.2%
  Average commission rate paid...  $    .0619   $    .0636   $    .0551

                See accompanying notes to financial statements.

                   AMERICAN FIDELITY VARIABLE ANNUITY FUND A

                         NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 1997 AND 1996

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  General

     American Fidelity Variable Annuity Fund A (the Fund) is a separate account of American Fidelity Assurance Company (AFA). The Fund is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The purpose of the Fund is to provide a means of investing for supplemental retirement income. Shares are only available in connection with variable annuity policies issued by AFA.

     The Fund's investment objectives are primarily long-term growth of capital and secondarily the production of income. In order to achieve these investment objectives, the Fund normally invests in a diversified portfolio consisting primarily of common stocks.

  Investments

     Investments in corporate stocks are valued by Merrill Lynch Pricing Service. Securities for which published quotations are not available are valued at the quotation obtained from the Fund's primary broker. Short-term investments are valued on the basis of amortized cost, which approximates market, and include all investments with maturities less than one year.

     The Fund's portfolio of investments is diversified such that not more than five percent (5%) of the value of the total assets of the Fund are invested in any one issuer and not more than twenty-five percent (25%) are invested in any one industry or group of industries. Management does not believe the Fund has any significant concentrations of credit risk.

     Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined on the specific-identification basis.

     Dividend income is recorded on the ex-dividend date, and interest income is recorded on the daily accrual basis. For certain securities in which the exact dividend is unknown on the ex-dividend date, such as stock in foreign companies, an estimate of the dividend is recorded on the ex-dividend date, and any necessary adjustments are added to the Fund's investment income on the date the dividend is received by the Fund. Any taxes withheld by foreign governments or any foreign exchange expenses (gains or losses) incurred by investment in such securities are paid by the Fund. The Fund does not expect these costs to be significant.

  Income Taxes

     The Fund is not taxed separately because the operations of the Fund are part of the total operations of AFA. AFA files its federal income tax returns under sections of the Internal Revenue Code applicable to life insurance companies. The Fund's net increase in net assets from operations is not expected to result in taxable income under present regulations. The Fund will not be taxed as a "Regulated Investment Company" under Subchapter "M" of the Internal Revenue Code.

  Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

                   AMERICAN FIDELITY VARIABLE ANNUITY FUND A

(2) INVESTMENTS

     The aggregate dollar amount of investment purchases (exclusive of short-term investments) was $39,825,220 and $34,924,178 for the years ended December 31, 1997 and 1996, respectively. At December 31, 1997, net unrealized appreciation on investments of $51,266,737, was composed of gross appreciation of $52,797,920 and gross depreciation of $1,531,183.

(3) VARIABLE ANNUITY CONTRACTS

     Net purchase payments received represent gross payments less deductions of $803,592 and $578,837 for the years ended December 31, 1997 and 1996, respectively. The deductions are comprised of sales and administrative expenses, minimum death benefits, administrative charges, and certificate issuance fees. These deductions were paid to AFA.

     AFA acts as the Fund's investment manager and assumes certain mortality and expense risks under the variable annuity contracts. Investment management fees are equal to .0013698% of the Fund's daily net assets (.5% per annum). Mortality and expense guaranty fees are equal to .0026308% of the Fund's daily net assets (.96025% per annum). Such fees were paid to AFA.

     During the accumulation period, contract owners may partially or totally withdraw from the Fund by surrendering a portion or all of their accumulation units. The Internal Revenue Code may limit certain withdrawals based upon age, disability, and other factors. When contract owners withdraw, they receive the current value of their accumulation units.

(4) ANNUITY RESERVES

     Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from zero to 5 percent, as regulated by the laws of the respective states. Charges to annuity reserves for mortality and expense risks experience are reimbursed to AFA if the reserves required are less than originally estimated. If additional reserves are required, AFA reimburses the Fund. At December 31, 1997 and 1996, there were no contract owners who had elected the variable annuity method of payout. Accordingly, the Fund held no annuity reserves at December 31, 1997 and 1996.

(5) SUBSEQUENT EVENT

     In 1998, AFA and the Fund intend to implement a reorganization plan whereby the Fund will become a unit investment trust and exchange its assets solely for shares of a new management investment company formed by AFA. The reorganization is subject to approval by contract owners of the Fund and to regulatory approvals.

                    AMERICAN FIDELITY VARIABLE ANNUITY FUND A

                       STATEMENTS OF ASSETS AND LIABILITIES

                      JUNE 30, 1998 AND DECEMBER 31, 1997


                                                               JUNE 30, 1998   DECEMBER 31, 1997
                                                                 -----------     -----------
                                                                 (Unaudited)
ASSETS:
Cash                                                            $    436,290    $    327,520


Investments, at market value  (Cost $99,940,636                  168,710,314     136,542,104
and $85,275,367 at June 30, 1998 and December 31, 1997,
respectively)

Accrued interest and dividends                                       167,157         220,927

Accounts Receivable for Securities Sold                                    0               0
                                                                ------------    ------------
                             Total Assets                        169,313,761     137,090,551

LIABILITIES:
Accounts Payable for Securities Purchased                          1,527,718               0

Accounts Payable                                                           0               0

                                                                ------------    ------------

NET ASSETS                                                      $167,786,043    $137,090,551
                                                                ============    ============

ACCUMULATION UNITS
     OUTSTANDING                                                   7,393,375       7,043,575
                                                                ============    ============

NET ASSET VALUE PER UNIT                                        $    22.6941    $    19.4632



                See accompanying notes to financial statements.

                    AMERICAN FIDELITY VARIABLE ANNUITY FUND A

                            STATEMENTS OF OPERATIONS

              SIX MONTHS ENDED JUNE 30, 1998 AND 1997 (UNAUDITED)


                                                                    1998           1997
                                                                 ----------     ----------
INVESTMENT INCOME:
   Income:
         Dividends                                             $  1,041,793   $     971,185
         Interest                                                   125,870         123,773
                                                               ------------   -------------
                                                                  1,167,663       1,094,958
                                                               ------------   -------------
EXPENSES:
       Mortality and expense guaranty fees (note 3)                 730,347         516,526
       Investment management fee (note 3)                           380,389         269,024
                                                               ------------   -------------
                                                                  1,110,736         785,550
                                                               ------------   -------------

                   Net Investment Income                             56,927         309,408
                                                               ------------   -------------

Realized gains on investments:
     Proceeds from sales                                         25,138,032      14,337,480
     Costs of securities sold                                    19,491,914      10,485,430
                                                               ------------   -------------

                   Net realized gains                             5,646,118       3,852,050
                                                               ------------   -------------

Unrealized appreciation on investments:
     End of year                                                 68,769,678      44,749,689
     Beginning of year                                           51,266,737      32,140,242
                                                               ------------   -------------

                   Increase in unrealized appreciation           17,502,941      12,609,447
                                                               ------------   -------------

                   Net increase in net assets resulting
                          from operations                      $ 23,205,986   $  16,770,905
                                                               ============   =============


                See accompanying notes to financial statements.

                    AMERICAN FIDELITY VARIABLE ANNUITY FUND A

                       STATEMENTS OF CHANGES IN NET ASSETS

                   SIX MONTHS ENDED JUNE 30, 1998 AND 1997 (UNAUDITED)

                                                                1998                1997
                                                            -------------      -------------
Increase in net assets from operations:
  Net investment income                                     $      56,927      $     309,408
  Net realized gain on investments                              5,646,118          3,852,050
  Increase in unrealized appreciation
     of investments                                            17,502,941         12,609,447
                                                            -------------      -------------


         Net increase in net assets resulting from
               operations                                      23,205,986         16,770,905
                                                            -------------      -------------

Changes from principal transactions:
   Net purchase payments received (note 3)                     13,776,632          9,609,924
   Withdrawal of funds                                         (6,287,125)        (4,052,418)
                                                            -------------      -------------

         Increase in net assets derived from
              principal transactions                            7,489,507          5,557,506
                                                            -------------      -------------
         Increase in net assets                                30,695,493         22,328,411

Net Assets:
    Beginning of year                                         137,090,551         98,829,399
                                                            -------------      -------------

    End of year                                             $ 167,786,044      $ 121,157,810
                                                            =============      =============


Accumulation units:
    Outstanding, beginning of year                              7,043,575          6,443,056
       Increase for payments received                             646,189            585,521
       Decrease for withdrawal of funds                          (296,389)          (246,432)
                                                            -------------      -------------

    Outstanding, end of year                                    7,393,375          6,782,145
                                                            =============      =============



                See accompanying notes to financial statements.

                   AMERICAN FIDELITY VARIABLE ANNUITY FUND A

                       SCHEDULE OF PORTFOLIO INVESTMENTS

                           JUNE 30, 1998 (UNAUDITED)

                                                                                               MARKET VALUE
                                                                                        -----------------------------
                                                                        SHARES OR                         PERCENTAGE
                                                                        PRINCIPAL                           OF NET
                                                                         AMOUNT            AMOUNT           ASSETS
                                                                      ------------      ------------    -------------
COMMON STOCKS:
               CHEMICALS & ALLIED PRODUCTS
                             Pfizer, Inc.                                   43,800      $  4,760,491
                             Avery-Dennison Corporation                     84,400         4,536,500
                             Johnson & Johnson                              44,000         3,245,000
                             Proctor & Gamble Company                       22,600         2,058,001
                             Novartis AG-ADR **                             24,700         2,047,012
                             Bristol-Meyers Squibb Company                  14,200         1,632,105
                             Merck & Company, Inc.                          11,700         1,564,875
                             Abbott Laboratories                            33,600         1,373,400
                             Dupont                                         14,400         1,074,600
                             Eli Lilly  and Company                         12,800           845,594
                                                                                        ------------

                                                                                          23,137,578       13.79%
               ELECTRONIC & OTHER ELECTRIC EQUIPMENT
                             General Electric Company                       72,500         6,597,500
                             Lucent Technologies                            39,400         3,277,568
                             Intel Corporation                              43,600         3,231,850
                             Philips Electronics NV                         30,000         2,550,000
                                                                                        ------------
                                                                                          15,656,918        9.33%
               BUSINESS SERVICES
                             Cisco Systems, Inc. *                          59,250         5,454,674
                             Microsoft Corporation *                        38,400         4,161,600
                             Automatic Data Processing                      34,000         2,477,750
                             Interpublic Group of Companies                 25,500         1,547,518
                             Computer Associates                            25,800         1,433,500
                                                                                        ------------
                                                                                          15,075,042        8.98%
               DEPOSITORY INSTITUTIONS
                             MBNA                                           67,500         2,227,500
                             Chase Manhattan Bank                           27,600         2,083,800
                             Bank America Corporation                       20,000         1,728,740
                             First Union Corporation                        29,484         1,717,443
                             Wachovia Corporation                           20,000         1,690,000
                             Nationsbank Corporation                        19,400         1,484,100
                             J. P. Morgan & Company                         10,000         1,171,250
                             Regions Financial Corporation                  17,600           722,691
                                                                                        ------------
                                                                                          12,825,524        7.64%


                See accompanying notes to financial statements.

                                                                                               MARKET VALUE
                                                                                        -----------------------------
                                                                        SHARES OR                         PERCENTAGE
                                                                        PRINCIPAL                           OF NET
                                                                         AMOUNT            AMOUNT           ASSETS
                                                                      ------------      ------------    -------------
PETROLEUM & COAL PRODUCTS
              Royal Dutch Petroleum                                         61,200         3,354,494
              Texaco, Inc.                                                  55,200         3,294,722
              Exxon Corporation                                             36,000         2,567,232
              Chevron Corporation                                           25,000         2,076,550
                                                                                        ------------
                                                                                          11,292,998        6.73%
INSURANCE CARRIERS
              American International Group                                  39,150         5,715,900
              AFLAC, Inc.                                                   70,200         2,127,902
              Allstate Corporation                                          21,000         1,922,802
                                                                                        ------------
                                                                                           9,766,604        5.82%
ELECTRIC, GAS & SANITARY SERVICES
              Williams Companies, Inc.                                      62,900         2,122,875
              GTE                                                           34,800         1,935,750
              Teco Energy, Inc.                                             55,500         1,488,066
              Texas Utilities                                               34,500         1,436,063
              Duke Energy Company                                           16,000           948,000
                                                                                        ------------
                                                                                           7,930,754        4.73%
INDUSTRIAL MACHINERY & EQUIPMENT
              United Technologies                                           30,500         2,821,250
              Applied Materials *                                           62,000         1,829,000
              International Business Machines Corporation                   14,000         1,607,368
              Hewlett-Packard Company                                       16,400           981,950
                                                                                        ------------
                                                                                           7,239,568        4.31%
HOLDING & OTHER INVESTMENT OFFICES
              Wells Fargo & Company                                          7,100         2,619,900
              First Industrial Realty Trust                                 28,000           890,736
              Mack-Cali Realty Corporation                                  25,400           873,125
              Felcor Suite Hotels, Inc.                                     23,300           731,038
              Simon Debartolo Group, Inc.                                   20,000           650,000
              Meditrust                                                     18,744           523,651
                                                                                        ------------
                                                                                           6,288,450        3.75%
FOOD & KINDRED PRODUCTS
              The Coca-Cola Company                                         49,200         4,206,600
              Sara Lee Corporation                                          36,500         2,041,701
                                                                                        ------------
                                                                                           6,248,301        3.72%
FOOD STORES
              Safeway, Inc. *                                              137,200         5,582,256        3.33%

COMMUNICATIONS
              SBC Communications, Inc.                                      37,600         1,504,000
              Ameritech                                                     33,400         1,498,825
              Bell Atlantic Corporation                                     31,792         1,450,510
              Bellsouth Corporation                                         15,000         1,006,875
                                                                                        ------------
                                                                                           5,460,210        3.25%

OIL & GAS EXTRACTION
              Schlumbereger, LTD                                            27,500         1,878,580
              Diamond Offshore                                              44,400         1,776,000
              R & B Falcon Company                                          71,000         1,606,375
                                                                                        ------------
                                                                                           5,260,955        3.14%


               See accompanying notes to financial statements.

                                                                                               MARKET VALUE
                                                                                        -----------------------------
                                                                        SHARES OR                         PERCENTAGE
                                                                        PRINCIPAL                           OF NET
                                                                         AMOUNT            AMOUNT           ASSETS
                                                                      ------------      ------------    -------------
NON-DEPOSITORY INSTITUTIONS
              American Express Company                                      19,600         2,234,400
              Federal National Mortgage Association                         34,400         2,089,800
                                                                                        ------------
                                                                                           4,324,200        2.58%
MISCELLANEOUS RETAIL
              Costco Company, Inc. *                                        57,700         3,638,677        2.17%

GENERAL MERCHANDISE
              Wal-Mart Corporation                                          29,700         1,804,275
              Sears Roebuck & Company                                       16,800         1,025,842
                                                                                        ------------
                                                                                           2,830,117        1.69%
TRANSPORTATION EQUIPMENT
              Chrysler Corporation                                          24,000         1,353,000
              Allied Signal, Inc.                                           30,000         1,331,250
                                                                                        ------------
                                                                                           2,684,250        1.60%
RADIO, TV & COMPUTER STORES
              Circuit City Stores                                           53,000         2,484,375        1.48%

MISCELLANEOUS MANUFACTURING INDUSTRIES
              Tiffany & Company                                             47,200         2,265,600        1.35%

MOTION PICTURES
              Disney (Walt) Company                                         19,200         2,017,190        1.20%

WHOLESALE TRADE-NONDURABLE GOODS
              Unilever NV **                                                25,000         1,973,425        1.18%

BUILDING MATERIALS & GARDENING SUPPLIES
              Home Depot, Inc.                                              23,000         1,910,426        1.14%

FABRICATED METAL PRODUCTS
              The Gillette Company                                          30,500         1,728,954        1.03%

PERSONAL SERVICES
              H & R Block                                                   39,300         1,655,513        0.99%

TRANSPORTATION BY AIR
              Delta Airlines, Inc.                                          12,000         1,551,000        0.92%

EATING & DRINKING PLACES
              McDonald's Corporation                                        16,000         1,104,000
              Norrell Corporation                                           20,000           398,740
                                                                                        ------------
                                                                                           1,502,740        0.90%
PRIMARY METAL INDUSTRIES
              Englehard Corporation                                         58,000         1,174,500        0.70%

HEALTH SERVICES
              Phycor, Inc. *                                                39,000           645,918        0.38%

                                                                                        ------------
              Total Common Stocks (Cost $95,382,365)                                     164,152,043       97.83%
                                                                                        ------------


                See accompanying notes to financial statements.

                                                                                          MARKET VALUE
                                                                                   -----------------------------
                                                                   SHARES OR                         PERCENTAGE
                                                                   PRINCIPAL                           OF NET
                                                                    AMOUNT            AMOUNT           ASSETS
                                                                 ------------      ------------    -------------
SHORT-TERM INVESTMENTS:

               Associates Corporation of North America
                       Master Note Fltg (5.57% @ 06/30/98)          3,583,239           $  3,583,239

               U.S Treasury Bill  (5.2% maturing Dec. 10, 1998)       500,000                488,061

               U.S Treasury Bill  (4.9% maturing Jan. 7, 1999)        500,000                486,971
                                                                 ------------           ------------
               Total Short-Term Investments                                                4,558,271        2.72%
                                                                                        ------------

               TOTAL INVESTMENTS:  (COST $99,940,636)                                   $168,710,314      100.55%

               Other assets and liabilities, net                                        $   (924,271)      -0.55%
                                                                                        ------------
               Total net assets                                                         $167,786,044      100.00%
                                                                                        ============



*   Presently not producing dividend income.
** Foreign Investments

                See accompanying notes to financial statements.

                    AMERICAN FIDELITY VARIABLE ANNUITY FUND A

                        FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                                Per Accumulation Unit Income and Capital Changes
                                              ---------------------------------------------------------------------------------
                                                                            Years Ended December 31,
                                                                 --------------------------------------------------------------
                                              Six Months Ended
                                                June 30, 1998        1997             1996             1995             1994
                                                -----------      -----------      -----------      -----------      -----------
Investment income and expenses:
   Investment Income                            $     0.162      $     0.328      $     0.282      $     0.216      $     0.210
   Operating expenses                                 0.154            0.257            0.188            0.136            0.119
                                                -----------      -----------      -----------      -----------      -----------
              Net investment income                   0.008            0.071            0.094            0.080            0.091

Capital changes:
   Net realized and unrealized
       gains (losses) from securities                 3.223            4.053            3.046            3.025           (0.706)
                                                -----------      -----------      -----------      -----------      -----------
   Net increase (decrease) in
       accumulation unit value                        3.231            4.124            3.140            3.105           (0.615)
   Accumulation unit value,
       beginning of period                           19.463           15.339           12.199            9.094            9.709
                                                -----------      -----------      -----------      -----------      -----------

Accumulation unit value,
   end of period                                $    22.694      $    19.463      $    15.339      $    12.199      $     9.094
                                                ===========      ===========      ===========      ===========      ===========

Number of accumulation units
   outstanding, end of period                     7,393,375        7,043,575        6,443,056        5,996,795        5,113,999
                                                ===========      ===========      ===========      ===========      ===========



Ratios
     Ratio of expenses to average
      net assets                                       0.72%            1.46%            1.38%            1.29%            1.28%
  Ratio of net investment income
      to average net assets                            0.37%            0.40%            0.69%            0.75%            0.98%
   Portfolio turnover rate                            13.10%           26.60%           36.90%           66.10%           43.50%
   Average commission rate paid                 $     .0627      $     .0619      $     .0636      $     .0551



                See accompanying notes to financial statements.

                    AMERICAN FIDELITY VARIABLE ANNUITY FUND A

                          NOTES TO FINANCIAL STATEMENTS

                            JUNE 30, 1998 (UNAUDITED)



(1)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         GENERAL

         American Fidelity Variable Annuity Fund A (the Fund) is a separate account of American Fidelity Assurance Company (AFA). The Fund is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The purpose of the Fund is to provide a means of investing for supplemental retirement income. Shares are only available in connection with variable annuity policies issued by AFA.

         The Fund's investment objectives are primarily long-term growth of capital and secondarily the production of income. In order to achieve these investment objectives, the Fund normally invests in a diversified portfolio consisting primarily of common stocks.

         INVESTMENTS

         Investments in corporate stocks are valued by Merrill Lynch Pricing Service. Securities for which published quotations are not available are valued at the quotation obtained from the Fund's primary broker. Short-term investments are valued on the basis of amortized cost, which approximates market, and include all investments with maturities less than one year.

         The Fund's portfolio of investments is diversified such that not more than five percent (5%) of the value of the total assets of the Fund are invested in any one issuer and not more than twenty-five percent (25%) are invested in any one industry or group of industries. Management does not believe the Fund has any significant concentrations of credit risk.

         Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined on the average cost basis.

         Dividend income is recorded on the ex-dividend date, and interest income is recorded on the daily accrual basis. For certain securities in which the exact dividend is unknown on the ex-dividend date, such as stock in foreign companies, an estimate of the dividend is recorded on the ex-dividend date, and any necessary adjustments are added to the Fund's investment income on the date the dividend is received by the Fund. Any taxes withheld by foreign governments or any foreign exchange expenses (gains or losses) incurred by investment in such securities are paid by the Fund. The Fund does not expect these costs to be significant.

         INCOME TAXES

         The Fund is not taxed separately because the operations of the Fund are part of the total operations of AFA. AFA files its federal income tax returns under sections of the Internal Revenue Code applicable to life insurance companies. The Fund's net increase in net assets from operations is not expected to result in taxable income under present regulations. The Fund will not be taxed as a "Regulated Investment Company" under Subchapter "M" of the Internal Revenue Code.

                    AMERICAN FIDELITY VARIABLE ANNUITY FUND A

             NOTES TO FINANCIAL STATEMENTS, CONTINUED (UNAUDITED)


         USE OF ESTIMATES

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(2)      INVESTMENTS

         The aggregate dollar amount of investment purchases (exclusive of short-term investments) was $34,958,068 and $19,642,622 for the six months ended June 30, 1998 and 1997, respectively. At June 30, 1998, net unrealized appreciation on investments of $68,769,678, was composed of gross appreciation of $69,791,836 and gross depreciation of $1,022,158.

(3)      VARIABLE ANNUITY CONTRACTS

         Net purchase payments received represent gross payments less deductions of $513,252 and $364,642 for the six months ended June 30, 1998 and 1997, respectively. The deductions are comprised of sales and administrative expenses, minimum death benefits, administrative charges, and certificate issuance fees. These deductions were paid to AFA.

         AFA acts as the Fund's investment manager and assumes certain mortality and expense risks under the variable annuity contracts. Investment management fees are equal to .0013698% of the Fund's daily net assets (.5% per annum). Mortality and expense guaranty fees are equal to .0026308% of the Fund's daily net assets (.96025% per annum). Such fees were paid to AFA.

         During the accumulation period, contract owners may partially or totally withdraw from the Fund by surrendering a portion or all of their accumulation units. The Internal Revenue Code may limit certain withdrawals based upon age, disability, and other factors. When contract owners withdraw, they receive the current value of their accumulation units.

(4)      ANNUITY RESERVES

         Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from zero to 5 percent, as regulated by the laws of the respective states. Charges to annuity reserves for mortality and expense risks experience are reimbursed to AFA if the reserves required are less than originally estimated. If additional reserves are required, AFA reimburses the Fund. At June 30, 1998 and December 31, 1997, there were no contract owners who had elected the variable annuity method of payout. Accordingly, the Fund held no annuity reserves at June 30, 1998 and December 31, 1997.

                    AMERICAN FIDELITY VARIABLE ANNUITY FUND A

              NOTES TO FINANCIAL STATEMENTS, CONTINUED (UNAUDITED)



(5)      SUBSEQUENT EVENT

         On January 1, 1999, the Fund was converted to a unit investment trust separate account and transferred its investment portfolio to American Fidelity Dual Strategy Fund, Inc., a new management investment company formed by AFA, in exchange for shares of American Fidelity Dual Strategy Fund, Inc.

                                     PART C

                                OTHER INFORMATION


ITEM 24 -- FINANCIAL STATEMENTS AND EXHIBITS


         (a) Financial Statements

         The following financial statements are included in Item 23 of Part B of this Registration Statement:

AMERICAN FIDELITY VARIABLE ANNUITY FUND A

               Independent Auditors' Report
               Statements of Assets and Liabilities as of December 31, 1997 and 1996
               Statements of Operations for the Years Ended December 31, 1997 and 1996
               Statements of Changes in Net Assets for the Years Ended December 31, 1997 and 1996
               Schedule of Portfolio Investments as of December 31, 1997 Financial Highlights for the Five Years Ended
               December 31, 1997
               Notes to Financial Statements

               Statements of Assets and Liabilities as of June 30, 1998 (unaudited) and December 31, 1997
               Statements of Operations for the Six Months Ended June 30, 1998 and 1997 (unaudited)
               Statements of Changes in Net Assets for the Six Months Ended June 30, 1998 and 1997 (unaudited)
               Schedule of Portfolio Investments as of June 30, 1998
               (unaudited)
               Financial Highlights for the Six Months Ended June 30, 1998 (unaudited) and the Five Years Ended December 31, 1997
               Notes to Financial Statements (unaudited)

         (b) Exhibits

Exhibit
Number
-------




1*       -        Articles of Incorporation of Registrant.

2*       -        Bylaws of Registrant.

3        -        Not applicable.

4        -        Not applicable.

5.1**    -        Management and Investment Advisory Agreement dated December 22, 1998 between
                  Registrant and American Fidelity Assurance Company (the "Company").

5.2**    -        Investment Sub-Advisory Agreement dated December 8, 1998 between the Company and
                  Lawrence W. Kelly & Associates, Inc.

5.3**    -        Investment Sub-Advisory Agreement dated December 3, 1998 between the Company and Todd
                  Investment Advisors, Inc.

6**      -        Fund Participation Agreement dated December 22, 1998 between Registrant and the Company.

7        -        Not applicable.


8**      -        Corporate Custodial Agreement dated September 30, 1998 between Registrant and InvesTrust, N.A.

9        -        Not applicable.

10***    -        Opinion and Consent of Counsel.

11**     -        Consent of Independent Auditors.

12       -        Not applicable.

13*      -        Agreement and Plan of Reorganization dated October 13, 1998 among Registrant, the Company and American Fidelity Variable Annuity Fund A.

14       -        Not applicable.
15       -        Not applicable.

16**     -        Schedule for computation of performance quotations.

17       -        Not applicable.

18       -        Not applicable.

24*      -        Power of Attorney

99**     -        Organization chart of the Company



---------------
*        Filed with the initial registration statement on July 16, 1998.
**       Filed herewith.
*** Filed with pre-effective amendment no. 1 to this registration statement on October 16, 1998.



ITEM 25 -- PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

         The Registrant is controlled by American Fidelity Assurance Company, an Oklahoma corporation and a wholly-owned subsidiary of American Fidelity Corporation, a Nevada corporation. American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises, a Limited Partnership, whose managing partners are William M. Cameron, William E. Durrett, Edward C. Joullian, III, John W. Rex and Theodore M. Elam. The organization chart filed herewith as Exhibit 99 shows the affiliated entities.

ITEM 26 -- NUMBER OF HOLDERS OF SECURITIES

         As of the date of this Registration Statement, American Fidelity Assurance Company was the sole holder of common stock of Registrant.

ITEM 27 -- INDEMNIFICATION

         Article Eighth, Section 2 of the Registrant's Articles of Incorporation provides as follows:

         The corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may, through a by-law, resolution or agreement, make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

         The By-Laws of Registrant provide in Article VIII as follows:

         1. INDEMNIFICATION OF DIRECTORS AND OFFICERS. The corporation shall indemnify its directors to the fullest extent that indemnification of directors is permitted by law. The corporation shall indemnify its officers to the same extent as its directors and to such further extent as is consistent with law. The corporation shall indemnify its directors and officers who while serving as directors or officers also serve at the request of the corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, other enterprise or employee benefit plan to the same extent as its directors and, in the case of officers, to such further extent as is consistent with law. The indemnification and other rights provided by this Article shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. This Article shall not protect any such person against any liability to the corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct").

         2. ADVANCES. Any current or former director or officer of the corporation seeking indemnification within the scope of this Article shall be entitled to advances from the corporation for payment of the reasonable expenses incurred by him in connection with the matter as to which he is seeking indemnification in the manner and to the fullest extent permissible under the General Corporation Law. The person seeking indemnification shall provide to the corporation a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the corporation has been met and a written undertaking to repay any such advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met: (a) the person seeking indemnification shall provide security in form and amount acceptable to the corporation for his undertaking; (b) the corporation is insured against losses arising by reason of the advance; or (c) a majority of a quorum of directors of the corporation who are neither "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding ("disinterested non-party directors"), or independent legal counsel, in a written opinion, shall have determined, based on a review of facts readily available to the corporation at the time the advance is proposed to be made that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

         3. PROCEDURE. At the request of any person claiming indemnification under this Article, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the General Corporation Law, whether the standards required by this Article have been met. Indemnification shall be made only following: (a) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of disabling conduct or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct by (i) the vote of a majority of a quorum of disinterested non-party directors or (ii) an independent legal counsel in a written opinion.

         4. INDEMNIFICATION OF EMPLOYEES AND AGENTS. Employees and agents who are not officers or directors of the corporation may be indemnified and reasonable expenses may be advanced to such employees or agents, as may be provided by action of the Board of Directors or by contract, subject to any limitations imposed by the Investment Company Act of 1940, as amended.

         5. OTHER RIGHTS. The Board of Directors may make further provision consistent with law for indemnification and advance of expenses to directors, officers, employees and agents by resolution, agreement or otherwise. The indemnification provided by this Article shall not be deemed exclusive of any other right, with respect to indemnification or otherwise, to which those seeking indemnification may be entitled under any insurance or other agreement or resolution of stockholders or disinterested non-party directors or otherwise.

         6. AMENDMENTS. References in this Article are to the General Corporation Law and to the Investment Company Act of 1940 as from time to time amended. No amendment of the by-laws shall affect any right of any person under this Article based on any event, omission or proceeding prior to the amendment.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         In accordance with Section 17(h) of the Investment Company Act of 1940 (the "1940 Act"), the members of the Board of Directors of Registrant do hereby waive any provision for indemnification to the extent such provision violates
Section 17(h). The members of the Board of Directors and the officers signing this Registration Statement agree that indemnification of any of them is precluded for any liability, whether or not there is an adjudication of liability, arising by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their respective offices ("disabling conduct") unless (1) there is a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of disabling conduct; (2) a reasonable determination that the person to be indemnified was not liable by reason of disabling conduct by the vote of a majority of a quorum of directors who are neither "interested persons" of the Registrant nor parties to the proceeding; or (3) such a determination by an independent legal counsel in a written opinion.

ITEM 28 -- BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         American Fidelity Assurance Company (the "Company") is primarily engaged in writing life, accident and health and annuity business. Set forth below are the names of each of the directors and executive officers of the Company, their positions and offices with the Company and any other business, profession, vocation or employment of a substantial nature in which each is or has been, during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employer, partner or trustee:



Name and Principal           Positions and Offices
Business Address*              with the Company                      Other Affiliations
------------------           ---------------------                   ------------------

Lynda L. Cameron             Director                                President, Cameron Equestrian
                                                                     Centers, Inc.
                                                                     2000 Classen Center
                                                                     Oklahoma City, OK 73106

William M. Cameron           Chairman and Chief                      Chairman, President and Chief
                             Executive Officer, Director             Executive Officer (January
                                                                     1998 to present); Vice
                                                                     Chairman and Senior Vice
                                                                     President (prior to 1998),
                                                                     American Fidelity Corporation;
                                                                     Director, ASC Holding, L.L.C.;
                                                                     Chairman, First Fidelity Bank,
                                                                     N.A. and First Fidelity
                                                                     BanCorp, Inc.
                                                                     3535 N.W. 58th, Suite 200
                                                                     Oklahoma City, OK 73112


David R. Carpenter           Senior Vice President,                  Senior Vice President,
                             Treasurer                               American Fidelity Corporation;
                                                                     Chairman, President, Chief
                                                                     Executive Officer, Treasurer,
                                                                     and Chief Financial Officer,
                                                                     American Fidelity Securities,
                                                                     Inc.

William E. Durrett           Senior Chairman, Director               Senior Chairman (January 1998
                                                                     to present); Chairman, President
                                                                     and Chief Executive Officer
                                                                     (prior to 1998), American
                                                                     Fidelity Corporation; Director,
                                                                     Bank Oklahoma Financial
                                                                     Corporation
                                                                     Bank Oklahoma Tower
                                                                     P. O. Box 2300
                                                                     Tulsa, OK 74192;
                                                                     Director,
                                                                     Integris Health, Inc.
                                                                     3366 N.W. Expressway
                                                                     Oklahoma City, OK 73112;
                                                                     Director,
                                                                     OGE Energy Corporation
                                                                     P. O. Box 321
                                                                     Oklahoma City, OK  73101

Stephen P. Garrett           Senior Vice President,                  Senior Vice President and
                             Secretary                               Secretary, American Fidelity
                                                                     Corporation; Director, First
                                                                     Fidelity Bank, N.A. and First
                                                                     Fidelity BanCorp, Inc.
                                                                     3535 N.W. 58th, Suite 200
                                                                     Oklahoma City, OK  73112

William A. Hagstrom          Director                                Chairman and President,
                                                                     UroCor, Inc.
                                                                     800 Research Parkway
                                                                     Oklahoma City, OK 73104



Edward C. Joullian, III      Director                                Chairman and Chief Executive
                                                                     Officer,
                                                                     Mustang Fuel Corporation
                                                                     2000 N. Classen,
                                                                     Suite 800 East
                                                                     Oklahoma City, OK  73106;
                                                                     Director,
                                                                     Fleming Companies, Inc.
                                                                     6301 Waterford Blvd.
                                                                     Oklahoma City, OK  73118;
                                                                     Director,
                                                                     The LTV Corporation
                                                                     200 Public Square
                                                                     P. O. Box 655003
                                                                     Cleveland, Ohio 44115

Kenneth D. Klehm             Senior Vice President                   Senior Vice President,
                                                                     Treasurer, Controller and Chief
                                                                     Financial Officer, American
                                                                     Fidelity Corporation; Director,
                                                                     ASC Holding, L.L.C.;
                                                                     Director, First Fidelity Bank
                                                                     and First Fidelity BanCorp, Inc.
                                                                     3535 N.W. 58th, Suite 200
                                                                     Oklahoma City, OK  73112

Alfred L. Litchenburg        Senior Vice President                   Director,
                                                                     Southwest Bancorp, Inc.
                                                                     608 South Main Street
                                                                     Stillwater, OK  74074

David R. Lopez               Director                                Vice President-National/Local
                                                                     Regulatory,
                                                                     SWBC Corporation
                                                                     175 East Houston
                                                                     Room 4-K-03
                                                                     San Antonio, TX  78205

Paula Marshall-Chapman       Director                                Chief Executive Officer,
                                                                     The Bama Companies, Inc.
                                                                     2745 East 11th Street
                                                                     Tulsa, OK  74104;
                                                                     Director,
                                                                     Public Service Company
                                                                     212 East 6th Street
                                                                     Tulsa, OK  74119



John W. Rex                  President, Chief Operating              Executive Vice President and
                             Officer, Director                       Director, American Fidelity
                                                                     Corporation



Galen P. Robbins, M.D.       Director                                Physician and, prior to 1998,
                                                                     Director,
                                                                     Cardiovascular Clinic
                                                                     3433 N.W. 56th
                                                                     Oklahoma City, OK 73112




John D. Smith                Director                                President, John D. Smith
                                                                     Developments, Inc.
                                                                     3400 Peach Tree Road,
                                                                     Suite 831
                                                                     Atlanta, GA 30326


-------------------


* Principal business address is 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106 or, if applicable, the address set forth under "Other Affiliations."


         A description of the other investment advisory activities of the Sub-Advisers is included in the Prospectus under "Management."

         Lawrence W. Kelly and Janice M. Kelly are the majority shareholders and directors of Lawrence W. Kelly & Associates, Inc., 200 South Los Robles Avenue, Suite 510, Pasadena, California 91101. The officers of Kelly and the positions they have held since January 1, 1996 or earlier are as follows:


                  Name                                                                  Positions
                  ----                                                                  ---------


         Lawrence W. Kelly                                               Chairman, Chief Executive Officer and
                                                                         Treasurer

         Nicholas J. Welsh                                               Executive Vice President (1996-
                                                                         present); Senior Vice President
                                                                         (1995-1996)

         H. James Darcey                                                 Executive Vice President (1996-
                                                                         present); Chairman, President and
                                                                         Chief Executive Officer, First
                                                                         Security Investment Management,
                                                                         Inc., Salt Lake City, UT (1988-
                                                                         1995)

         Maria Alejandra Tescher                                         Executive Vice President - Senior
                                                                         Trader & Operations Manager
                                                                         (1996-present); Vice President
                                                                         (1995-1996)

         Catherin M. Oaks                                                Vice President-Operations and
                                                                         Compliance (1997-present); Registered
                                                                         Sales Assistant, Morgan Stanley
                                                                         Dean Witter (1996-1997); Branch
                                                                         Administrative Assistant, Dean Witter
                                                                         (1994-1996)

         Janice M. Kelly                                                 Secretary

         Todd Investment Advisors, Inc., 101 South Fifth Street, Suite 3160, Louisville, Kentucky 40202, is a wholly-owned subsidiary of Stifel Asset Management Corp. ("SAMC"), which is a wholly-owned subsidiary of Stifel Financial Corporation ("SFC"). The address of both SAMC and SFC is 500 North Broadway, St. Louis, Missouri 63102. Stifel, Nicolaus & Company ("Stifel"), a registered broker-dealer and investment adviser, is another wholly-owned subsidiary of SFC. Todd Investment is managed by the following persons, who have held the positions indicated since January 1, 1996 or earlier:


         Name                                                                           Positions
         ----                                                                           ---------
         Bosworth M. Todd                                                Chairman; Director, First Capital Bank of
                                                                         Kentucky, Louisville, KY (1996-
                                                                         present); Director of SAMC

         Robert P. Bordogna                                              President and Chief Executive Officer;
                                                                         Director of SAMC

         George Herbert Walker, III                                      Chairman of SFC and SAMC

         Richard A. Loebig                                               Executive Vice President (1996-
                                                                         present); Vice President, Chandler
                                                                         Liquid Asset Management, San
                                                                         Diego, CA (1996); Vice President,
                                                                         PNC Bank, Kentucky, Louisville,
                                                                         KY (1991-1996)

         Gayle S. Dorsey                                                 Executive Vice President (1997-
                                                                         present); Vice President,
                                                                         J.J.B. Hilliard, W.L. Lyons, Inc.,
                                                                         Louisville, KY (1976-1997)

         Sam C. Ellington                                                Vice President (1996-present); Vice
                                                                         President, PNC Bank, Kentucky,
                                                                         Louisville, KY (1993-1996)

         Curtiss M. Scott, Jr.                                           Vice President (1996-present); Partner
                                                                         and Managing Director, Executive
                                                                         Investment Advisors, Inc., Louisville,
                                                                         KY (1993-1996)

         Margaret C. Bell                                                Vice President of Marketing

         C. Kevin Blair                                                  Vice President, Business Development
                                                                         (1997-Present); Vice President, PNC Bank,
                                                                         Kentucky, Louisville, KY (1992-1997)


         Directors of Todd Investment are also employees of Stifel.

ITEM 29 -- PRINCIPAL UNDERWRITERS

         (a) American Fidelity Securities, Inc. ("AFS"), a wholly-owned subsidiary of the Company, is the sole underwriter for the Fund. AFS is also the underwriter for American Fidelity Separate Account A and American Fidelity Separate Account B.

         (b) AFS director and officer information is as follows:


Name and Principal                Positions and Offices                              Positions and
 Business Address                   with Underwriter                               Offices with Fund
------------------                ---------------------                            -----------------

David R. Carpenter                Director, Chairman, President,                   None
P. O. Box 25523                   Chief Executive Officer,
Oklahoma City, OK  73125          Treasurer, Chief Financial
                                  Officer and Registered Limited
                                  Principal

Marvin R. Ewy                     Director, Vice President,                        None
P. O. Box 25523                   Secretary, Chief Compliance
Oklahoma City, OK  73125          Officer and Registered
                                  Limited Principal

Nancy K. Steeber                  Director, Vice President,                        None
P. O. Box 25523                   Operations Officer and
Oklahoma City, OK  73125          Registered Limited Principal



         (c)      Not applicable.

ITEM 30 -- LOCATION OF ACCOUNTS AND RECORDS

         All records relating to the Fund required by Section 31(a) of the 1940 Act are kept by the Registrant or its custodian at the following addresses:


                   American Fidelity Dual Strategy Fund, Inc.
                            2000 N. Classen Boulevard
                          Oklahoma City, Oklahoma 73106
                                       or
                                InvesTrust, N.A.
                           6301 N. Western, Suite 210
                          Oklahoma City, Oklahoma 73118


ITEM 31 -- MANAGEMENT SERVICES

         See -- "Investment Advisory and Other Services" in Part B of this Registration Statement.

ITEM 32 -- UNDERTAKINGS

         The Fund hereby undertakes to:

         (a)      not applicable;

         (b) file a post-effective amendment, using financial statements of the Fund which need not be certified, within four to six months from the effective date of the Fund's 1933 Act registration statement; and

         (c) to furnish each person to whom a prospectus is delivered with a copy of its most recent annual report to shareholders, upon request and without charge.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Post-Effective Amendment No. 1 to Registration Statement to be signed on its behalf, in the City of Oklahoma City, and State of Oklahoma on this 8th day of January, 1999.



                             AMERICAN FIDELITY DUAL STRATEGY FUND, INC.



                             By /s/ John W. Rex
                                ------------------------------------------------
                                John W. Rex, Chairman of the Board and President




         As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to Registration Statement has been signed by the following persons in the capacities indicated on January 8, 1999.





/s/ John W. Rex                                       /s/ Gregory M. Love*
-----------------------------------------------       -----------------------------------------------
John W. Rex, Chairman of the Board,                   Gregory M. Love, Director
 President and Treasurer



/s/ Daniel D. Adams, Jr.*                             /s/ J. Dean Robertson*
-----------------------------------------------       -----------------------------------------------
Daniel D. Adams, Jr., Director and Secretary          J. Dean Robertson, Director



/s/ Jean G. Gumerson*                                 /s/ G. Rainey Williams, Jr.*
-----------------------------------------------       -----------------------------------------------
Jean G. Gumerson, Director                            G. Rainey Williams, Jr., Director



/s/ Edward C. Joullian, III*
-----------------------------------------------
Edward C. Joullian, III, Director



*By /s/ John W. Rex
    -------------------------------------------
    John W. Rex, Attorney-in-Fact

                              INDEX TO EXHIBITS


EXHIBIT
NUMBER                          DESCRIPTION
------                          -----------
 8                              Corporate Custodial Agreement
11                              Consent of Independent Auditors